Related Party Balances and Transactions - Significant related party balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Balances and Transactions
Amount due from related parties	¥ 1,012		¥ 678
Amount due to related parties	37,455	$ 5,878	19,206
Neolix Technologies
Related Party Balances and Transactions
Amount due from related parties	678		678
Changzhou Huixiang
Related Party Balances and Transactions
Amount due to related parties	30,000
Beijing Sankuai
Related Party Balances and Transactions
Amount due to related parties	330
Beijing Yihang
Related Party Balances and Transactions
Amount due from related parties	334
Amount due to related parties	7,102		19,183
Airx
Related Party Balances and Transactions
Amount due to related parties	¥ 23		¥ 23